Securities - Gains and Losses Realized on Sale of Securities Available for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-Sale, Realized Gain (Loss) [Abstract]
Proceeds from the sale of securities available for sale	$ 70,523	$ 85,371	$ 38,095
Gains realized on sale of securities available-for-sale	164	1,475	271
Losses realized on sale of securities available-for-sale	$ 439	$ 64	$ 4